Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Assets Pledges as Collateral

Assets pledged as collateral in regards to the borrowings as of December 31, 2018 are as follows:

	Bank	Book value	Pledged amount
	(in millions of Won)
Cash and cash equivalents	Shinhan Bank	￦ 8,296	8,296
Property, plant and equipment and Investment property(*1)	Korea Development Bank and others	5,592,627	5,304,861
Trade accounts and notes receivable	Korea Development Bank and others	157,617	157,617
Inventories	Export-Import Bank of Korea and others	205,433	163,233
Financial instruments	Kookmin Bank and others	40,664	40,664

		￦6,004,637	5,674,671

(*1)	Includes other assets such as right to use land.

Short-term borrowings and current portion of long-term borrowings [member]
Statement [LineItems]
Summary of Borrowings

Short-term borrowings and current portion of long-term borrowings as of December 31, 2017 and 2018 are as follows:

	Bank	Issuance date	Maturity date	Interest rate (%)	2017		2018
	(in millions of Won)
Short-term borrowings
Bank overdrafts	JP Morgan and others	January, 2017~ December, 2018	January, 2019~ December, 2019	2.7~8.9	￦	217,879	294,364
Short-term borrowings	HSBC and others	January, 2018~ December, 2018	January, 2019~ December, 2019	0.3~10.1		7,956,939	7,193,416

						8,174,818	7,487,780

Current portion of long-term liabilities
Current portion of long-term borrowings	Export-Import bank of Korea and others	September, 2011~ December, 2018	February, 2019~ December, 2019	0.5~8.8		1,407,123	1,234,915
Current portion of debentures	Korea Development Bank and others	August, 2009~ March, 2018	February, 2019~ December, 2019	1.8~6.3		1,693,974	1,568,108
Less: Current portion of discount on debentures issued						(1,399)	(1,184)

						3,099,698	2,801,839

					￦	11,274,516	10,289,619

Long-term borrowings [member]
Statement [LineItems]
Summary of Borrowings

Long-term borrowings, excluding current portion as of December 31, 2017 and 2018 are as follows:

	Bank	Issuance date	Maturity date	Interest rate (%)	2017		2018
	(in millions of Won)
Long-term borrowings	Export-Import bank of Korea and others	September, 2001~ December, 2018	March, 2020~ March, 2037	0.2~8.8	￦	4,839,199	4,499,199
Less: Present value discount						(36,459)	(30,526)
Bonds	KB Securities and others	October, 2010~ November, 2018	April, 2020~ July, 2025	1.9~5.3		4,999,575	5,469,580
Less: Discount on debentures issued						(13,174)	(18,602)

					￦	9,789,141	9,919,651